Acquisition of Iason Container Carrier S.A. (M/V Hyundai Paramount) - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended			3 Months Ended	6 Months Ended		3 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Mar. 26, 2013	Mar. 27, 2013 Iason Container Carrier S.A.	Jun. 30, 2014 Iason Container Carrier S.A.	Jun. 30, 2013 Iason Container Carrier S.A.	Mar. 27, 2013 Iason Container Carrier S.A. - $350,000 Credit Facility Utilized
Business Acquisition
Line Of Credit Facility Amount Drawn Down							$ 54,000
Business acquisition financing	112	130,000
Class B convertible preferred unit issued			9,100,000
Duration of above market acquired time charter				11 years 9 months 4 days
WACC used for calculation of above market acquired time charter					11.00%
Charter Revenues	61,259	53,726				2,156
Net income / (loss)						$ (969)